Business Combination and Acquisitions - Summary of Fair Value of Noncontrolling Interest (Details) $ / shares in Units, $ in Thousands	Feb. 04, 2021 USD ($) $ / shares shares
Business Combinations [Abstract]
Common shares subject to sale restriction | shares	35,600
Fair value per share | $ / shares	$ 10.98
Noncontrolling interest | $	$ 390,888